Taxes	12 Months Ended
Sep. 30, 2022
Taxes
Taxes

Note 14 – Taxes

Corporation Income Tax

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

CN Energy is incorporated in the British Virgin Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the British Virgin Islands.

Energy Holdings is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Khingan Forasen was approved as an HNTE in November 2016, Khingan Forasen and its branch office, Biopower Plant, are entitled to a reduced income tax rate of 15% beginning November 2016. On December 16, 2021, Khingan Forasen successfully renewed its HNTE certificate and is able to enjoy the reduced income tax rate in the next three years. In addition, according to the national comprehensive utilization of resources program, 10% of the revenue generated from selling certain products is exempt from income tax, upon approval by the tax authority. In fiscal year 2021, the local tax authority notified the Company that its revenue generated from activated carbon did not qualify for the tax exemption from 2018 to 2020 because activated carbon was not included in the program, and the Company paid approximately $135,000 income tax as assessed by the tax authority (see the prior year true-up below). Starting January 1, 2021, activated carbon has been included in the program, and the Company expects to be able to enjoy the income tax exemption going forward.

Note 14 – Taxes (Continued)

The impact of the reduced tax rate noted above decreased the Company’s income taxes by $230,332, $245,816, and $294,516 for the fiscal years ended September 30, 2022, 2021, and 2020, respectively. The benefits of the reduced tax rate and tax exemption on net income per share (basic and diluted) were $0.01, $0.02, and $0.03 for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the fiscal years ended September 30,
	2022	2021	2020

China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(8.8)%	(14.2)%	(11.7)%
Research and development (“R&D”) tax credit	(4.4)%	(3.0)%	(1.3)%
Effect of non-taxable government subsidy income	(3.4)%	(1.0)%	(0.6)%
Non-PRC entities not subject to PRC tax	2.1%	8.7%	2.2%
Change in valuation allowance	(0.3)%	0.9%	(6.2)%
Prior year true-up	0.0%	7.8%	—
Others	2.5%	1.0%	(0.6)%
Effective tax rate	12.8%	25.2%	6.8%

The provision for income tax consisted of the following:

	For the fiscal years ended September 30,
	2022	2021	2020

Current income tax provision	$323,306	$353,456	$178,534
Deferred income tax provision	(9,033)	83,893	(8,415)
Income tax provision	$314,273	$437,349	$170,119

Deferred tax liabilities and assets attributable to different tax jurisdictions are not offset. Components of deferred tax assets and liabilities were as follows:

	September 30,	September 30,
Deferred tax assets:	2022	2021

Net operating loss carryforwards	$60,387	$287,186
Allowance for doubtful accounts	—	29,209
Valuation allowance on net operating loss	(60,387)	(287,186)
Total	$0	$29,209

Deferred tax liabilities:
Accelerated depreciation of equipment	$53,443	$97,249
Total	$53,443	$97,249

The Company’s PRC subsidiaries had cumulative net operating loss of approximately $241,548 and $1,799,000 as of September 30, 2022 and 2021, respectively, which may be available for reducing future taxable income.

Note 14 – Taxes (Continued)

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, valuation allowance of $60,387 and $287,186 was recorded against the gross deferred tax asset balance at September 30, 2022 and 2021, respectively. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that the Company will not generate sufficient future taxable income to utilize this portion of the net operating loss. The net change in valuation allowance for the fiscal years ended September 30, 2022, 2021, and 2020 was a decrease of $226,799, an increase of $29,336 and a decrease of $137,642, respectively.